ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for doubtful accounts.

	December 31,
	2017	2016

Accounts receivable	$52,568,903	$38,284,455
Less: allowance for doubtful accounts	(868,973)	(985,990)
Accounts receivable, net	$51,699,930	$37,298,465

Changes in the allowance for doubtful accounts are as follows:

	December 31,
	2017	2016

Beginning balance	$985,990	$738,101
Provision/(Reverse) for doubtful accounts	(117,017)	247,889
Ending balance	$868,973	$985,990